ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments

September 30, 2022 (Unaudited)

Investments	Principal	Value
ASSET BACKED SECURITIES – 37.4%

Diversified Financial Services – 37.4%
American Credit Acceptance Receivables Trust, Class D, Series 2019-3, 2.89%, 09/12/25‡	$347,807	$346,774
American Credit Acceptance Receivables Trust, Class D, Series 2020-4, 1.77%, 12/14/26‡	355,000	336,112
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-2, 0.34%, 12/18/26	600,000	580,119
AmeriCredit Automobile Receivables Trust, Class A3, Series 2021-3, 0.76%, 08/18/26	400,000	383,078
Carvana Auto Receivables Trust, Class A1, Series 2021-N4, 0.83%, 09/11/28	189,040	183,884
Carvana Auto Receivables Trust, Class A1, Series 2022-N1, 2.31%, 12/11/28‡	178,856	174,926
CIG Auto Receivables Trust, Class A, Series 2021-1, 0.69%, 04/14/25‡	270,241	264,660
CNH Equipment Trust, Class A2, Series 2022-B, 3.94%, 12/15/25	650,000	645,736
Conn’s Receivables Funding LLC, Class A, Series 2021-A, 1.05%, 05/15/26‡	102,103	101,645
Enterprise Fleet Funding LLC, Class A2, Series 2021-1, 0.44%, 12/21/26‡	418,459	404,897
Exeter Automobile Receivables Trust, Class B, Series 2021-1A, 0.50%, 02/18/25	18,356	18,335
First Investors Auto Owner Trust, Class A, Series 2022-1A, 2.03%, 01/15/27‡	245,957	240,437
Flagship Credit Auto Trust, Class A, Series 2021-4, 0.81%, 07/17/26‡	319,902	310,544
Flagship Credit Auto Trust, Class A, Series 2022-1, 1.79%, 10/15/26‡	359,179	346,700
Ford Credit Auto Lease Trust, Class A2, Series 2021-B, 0.24%, 04/15/24	269,566	267,587
GLS Auto Receivables Issuer Trust, Class A, Series 2021-3A, 0.42%, 01/15/25‡	61,590	60,993
GLS Auto Receivables Issuer Trust, Class A, Series 2021-4A, 0.84%, 07/15/25‡	399,367	393,109
GLS Auto Receivables Issuer Trust, Class B, Series 2021-3A, 0.78%, 11/17/25‡	195,000	188,122
GLS Auto Receivables Trust, Class A, Series 2022-1A, 1.98%, 08/15/25‡	448,754	441,722
GM Financial Automobile Leasing Trust, Class C, Series 2020-2, 2.56%, 07/22/24	190,000	188,850
GM Financial Consumer Automobile Receivables Trust, Class A2, Series 2021-2, 0.27%, 06/17/24	73,346	73,155
GreatAmerica Leasing Receivables Funding LLC, Class A2, Series 2021-2, 0.38%, 03/15/24‡	532,902	522,071
Honda Auto Receivables Owner Trust, Class A2, Series 2021-3, 0.20%, 02/20/24	179,759	178,280
Hyundai Auto Lease Securitization Trust, Class A2A, Series 2022-C, 4.34%, 01/15/25‡	525,000	523,104
John Deere Owner Trust, Class A2, Series 2022-B, 3.73%, 06/16/25	285,000	282,661
OneMain Financial Issuance Trust, Class A, Series 2020-1A, 3.84%, 05/14/32‡	321,813	319,941
Oscar US Funding XIV LLC, Class A2, Series 2022-1A (Japan), 1.60%, 03/10/25‡	605,523	594,680
Santander Drive Auto Receivables Trust, Class A3, Series 2022-1, 1.94%, 11/17/25	490,000	480,058
Santander Drive Auto Receivables Trust, Class C, Series 2020-3, 1.12%, 01/15/26	231,871	230,206
Santander Drive Auto Receivables Trust, Class C, Series 2021-1, 0.75%, 02/17/26	675,000	664,184
Tesla Auto Lease Trust, Class A2, Series 2021-A, 0.36%, 03/20/25‡	131,198	129,469
Toyota Auto Receivables Owner Trust, Class A2A, Series 2022-B, 2.35%, 01/15/25	375,000	371,004
United Auto Credit Securitization Trust, Class A, Series 2022-1, 1.11%, 07/10/24‡	192,555	191,073
Verizon Owner Trust, Class B, Series 2020-A, 1.98%, 07/22/24	700,000	689,690
Westlake Automobile Receivables Trust, Class A2, Series 2021-3A, 0.57%, 09/16/24‡	267,892	265,428
Westlake Automobile Receivables Trust, Class A2A, Series 2021-2A, 0.32%, 04/15/25‡	236,251	233,601
Westlake Automobile Receivables Trust, Class C, Series 2020-3A, 1.24%, 11/17/25‡	560,000	545,108

Total Asset Backed Securities (Cost $12,343,838)		12,171,943

CORPORATE BONDS – 25.8%

Banks – 8.4%
Bank of America Corp., 3.00%, (3-Month USD LIBOR + 0.79%), 12/20/23@	1,000,000	994,845
Goldman Sachs Group, Inc. (The), 3.49%, (SOFR + 0.62%), 12/06/23@	600,000	595,692
JPMorgan Chase Bank NA, Series 2, 3.00%, (3-Month USD LIBOR + 0.10%), 12/04/23@	245,000	241,396
Morgan Stanley, 4.88%, 11/01/22	920,000	920,217
Total Banks		2,752,150

Diversified Financial Services – 2.5%
Aircastle Ltd., 4.40%, 09/25/23	325,000	319,186
American Express Co., 3.33%, (SOFR + 0.72%), 05/03/24@	495,000	493,470
Total Diversified Financial Services		812,656

Electric – 1.8%
OGE Energy Corp., 0.70%, 05/26/23	113,000	110,047
Pacific Gas and Electric Co., 3.25%, 02/16/24	500,000	483,005
Total Electric		593,052

Entertainment – 1.1%
Warnermedia Holdings, Inc., 3.53%, 03/15/24‡	375,000	362,489

Gas – 3.0%
CenterPoint Energy Resources Corp., 3.60%, (3-Month USD LIBOR + 0.50%), 03/02/23@	523,000	521,835
Southern California Gas Co., 3.62%, (3-Month USD LIBOR + 0.35%), 09/14/23@	466,000	464,439
Total Gas		986,274

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Healthcare - Services – 1.8%
Humana, Inc., 3.15%, 12/01/22	$581,000	$580,090

Insurance – 2.5%
Athene Global Funding, 3.77%, (SOFR + 0.72%), 01/07/25@‡	825,000	798,983

Pharmaceuticals – 2.1%
AbbVie, Inc., 2.90%, 11/06/22	670,000	668,854

Pipelines – 1.6%
Kinder Morgan Energy Partners LP, 3.45%, 02/15/23	509,000	506,717

Retail – 1.0%
QVC, Inc., 4.38%, 03/15/23	336,000	331,823

Total Corporate Bonds (Cost $8,505,245)		8,393,088

U.S. GOVERNMENT BONDS AND NOTES – 17.7%
Federal Farm Credit Banks Funding Corp., 3.94%, 07/27/26	750,000	731,643
Federal Farm Credit Banks Funding Corp., 4.89%, 10/03/25	1,050,000	1,049,987
Federal Home Loan Banks, 2.50%, 04/29/27	150,000	146,642
Federal Home Loan Banks, 3.64%, 07/28/25	750,000	736,283
Federal Home Loan Banks, 3.70%, 03/15/24	455,000	453,575
Federal Home Loan Banks, 3.72%, 10/10/23	150,000	149,431
Federal Home Loan Banks, 4.30%, 09/26/23	1,500,000	1,501,831
Federal Home Loan Mortgage Corp., 4.75%, 09/30/25	1,000,000	992,949

Total U.S. Government Bonds and Notes (Cost $5,803,035)		5,762,341

MORTGAGE BACKED SECURITIES – 10.4%

Commercial Mortgage Backed Securities – 10.4%
Arroyo Mortgage Trust, Class A1, Series 2019-1, 3.81%, 01/25/49@‡*	107,474	101,377
Federal Home Loan Mortgage Corp., Class A2, Series 2013-K026, 2.51%, 11/25/22	358,076	357,272
Federal Home Loan Mortgage Corp., Class A1, Series 2013-K033, 2.87%, 02/25/23	505,828	503,462
Federal Home Loan Mortgage Corp., Class A2, Series 2013-K033, 3.06%, 07/25/23@*	300,000	296,954
Federal Home Loan Mortgage Corp., Class A1, Series 2015-K051, 2.89%, 04/25/25	346,733	338,754
Federal Home Loan Mortgage Corp., Class PA, Series 2016-4614, 3.00%, 12/15/43	705,248	698,213
Federal Home Loan Mortgage Corp., Class LB, Series 2017-4673, 2.50%, 04/15/44	37,316	36,830
Federal Home Loan Mortgage Corp., Class QM, Series 2018-4776, 3.00%, 06/15/45	275,729	270,579
Federal National Mortgage Association, Class LB, Series 2014-85, 3.00%, 02/25/33	308,445	305,330
Federal National Mortgage Association, Class FW, Series 2004-60, 3.53%, (1-Month USD LIBOR + 0.45%), 04/25/34@	137,510	137,465
Federal National Mortgage Association, Class JA, Series 2017-49, 4.00%, 07/25/53	334,678	329,350

Investments	Principal/ Shares	Value
MORTGAGE BACKED SECURITIES (continued)

Total Mortgage Backed Securities (Cost $3,416,524)		$3,375,586

U.S. TREASURY NOTES – 6.7%
U.S. Treasury Note, 2.75%, 08/31/23(a)	700,000	690,870
U.S. Treasury Note, 3.25%, 08/31/24(a)	530,000	520,622
U.S. Treasury Note, 3.50%, 09/15/25	1,000,000	979,844

Total U.S. Treasury Notes (Cost $2,224,219)		2,191,336

FOREIGN BOND – 1.0%

Oil & Gas – 1.0%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia) (Cost $337,172)	328,000	325,955

MONEY MARKET FUND – 9.7%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 2.72%(b)
(Cost $3,163,388)	3,163,388	3,163,388

REPURCHASE AGREEMENTS – 1.5%(c)
Citigroup Global Markets, Inc., dated 09/30/22, due 10/03/22, 3.05%, total to be received $250,064, (collateralized by various U.S. Government Agency Obligations, 0.00%-5.38%, 2/15/24-3/20/52, totaling $255,000)	$250,000	250,000
JP Morgan Securities LLC, dated 09/30/22, due 10/03/22, 2.97%, total to be received $5,215, (collateralized by various U.S. Government Agency Obligations, 0.25%-3.88%, 9/30/23-9/30/29, totaling $5,318)	5,214	5,214
RBC Dominion Securities, Inc., dated 09/30/22, due 10/03/22, 3.04%, total to be received $250,063, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.00%, 8/15/25-8/20/52, totaling $255,000)	250,000	250,000

Total Repurchase Agreements (Cost $505,214)		505,214

Total Investments – 110.2%
(Cost $36,298,635)		35,888,851
Liabilities in Excess of Other Assets – (10.2%)		(3,325,571)
Net Assets – 100.0%		$32,563,280

LIBOR - London Interbank Offered Rate
LP - Limited Partnership
SOFR - Secured Overnight Financing Rate
USD - United States Dollar

@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
*	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,014,100; the aggregate market value of the collateral held by the fund is $1,033,308. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $533,308.
(b)	Rate shown reflects the 7-day yield as of September 30, 2022.
(c)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES NORTH SQUARE MCKEE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2022 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2022, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$12,171,943	$-	$12,171,943
Corporate Bonds	-	8,393,088	-	8,393,088
U.S. Government Bonds and Notes	-	5,762,341	-	5,762,341
Mortgage Backed Securities	-	3,375,586	-	3,375,586
U.S. Treasury Notes	-	2,191,336	-	2,191,336
Foreign Bond	-	325,955	-	325,955
Money Market Fund	3,163,388	-	-	3,163,388
Repurchase Agreements	-	505,214	-	505,214
Total	$3,163,388	$32,725,463	$-	$35,888,851

SUMMARY OF SCHEDULE OF INVESTMENTS

% of Net Assets
Banks	8.4%
Commercial Mortgage Backed Securities	10.4
Diversified Financial Services	39.9
Electric	1.8
Entertainment	1.1
Gas	3.0
Healthcare - Services	1.8
Insurance	2.5
Oil & Gas	1.0
Pharmaceuticals	2.1
Pipelines	1.6
Retail	1.0
U.S. Government Bond and Notes	17.7
U.S. Treasury Notes	6.7
Money Market Fund	9.7
Repurchase Agreements	1.5
Total Investments	110.2
Liabilities in Excess of Other Assets	(10.2)
Net Assets	100.0%